Risk management - Non-performing Loans: outstandings by economic sector and business lines (Details) - Financial assets past due but not impaired - EUR (€) € in Millions	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Non performing Loans [line items]
Financial assets	€ 11,653	€ 11,653	€ 11,691
Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		3,036	2,592
Wholesale Banking
Non performing Loans [line items]
Financial assets		4,034	4,340
Retail Benelux
Non performing Loans [line items]
Financial assets		4,583	4,759
Private Individuals
Non performing Loans [line items]
Financial assets	4,419	4,419	4,129
Private Individuals | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		2,206	1,954
Private Individuals | Wholesale Banking
Non performing Loans [line items]
Financial assets		4
Private Individuals | Retail Benelux
Non performing Loans [line items]
Financial assets		2,210	2,174
Natural Resources
Non performing Loans [line items]
Financial assets	754	754	1,421
Natural Resources | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		25	17
Natural Resources | Wholesale Banking
Non performing Loans [line items]
Financial assets		669	1,369
Natural Resources | Retail Benelux
Non performing Loans [line items]
Financial assets		60	34
Food, Beverages & Personal Care
Non performing Loans [line items]
Financial assets	1,085	1,085	1,233
Food, Beverages & Personal Care | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		157	122
Food, Beverages & Personal Care | Wholesale Banking
Non performing Loans [line items]
Financial assets		565	672
Food, Beverages & Personal Care | Retail Benelux
Non performing Loans [line items]
Financial assets		363	438
Transportation & Logistics
Non performing Loans [line items]
Financial assets	572	572	583
Transportation & Logistics | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		65	51
Transportation & Logistics | Wholesale Banking
Non performing Loans [line items]
Financial assets		437	367
Transportation & Logistics | Retail Benelux
Non performing Loans [line items]
Financial assets		69	165
Services
Non performing Loans [line items]
Financial assets	582	582	628
Services | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		66	61
Services | Wholesale Banking
Non performing Loans [line items]
Financial assets		101	119
Services | Retail Benelux
Non performing Loans [line items]
Financial assets		415	448
Real Estate
Non performing Loans [line items]
Financial assets	1,053	1,053	712
Real Estate | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		64	54
Real Estate | Wholesale Banking
Non performing Loans [line items]
Financial assets		592	172
Real Estate | Retail Benelux
Non performing Loans [line items]
Financial assets		398	486
General Industries
Non performing Loans [line items]
Financial assets	497	497	482
General Industries | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		115	100
General Industries | Wholesale Banking
Non performing Loans [line items]
Financial assets		111	114
General Industries | Retail Benelux
Non performing Loans [line items]
Financial assets		270	268
Builders & Contractors
Non performing Loans [line items]
Financial assets	577	577	493
Builders & Contractors | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		162	110
Builders & Contractors | Wholesale Banking
Non performing Loans [line items]
Financial assets		124	139
Builders & Contractors | Retail Benelux
Non performing Loans [line items]
Financial assets		291	244
Retail
Non performing Loans [line items]
Financial assets	395	395	244
Retail | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		67	39
Retail | Wholesale Banking
Non performing Loans [line items]
Financial assets		207	98
Retail | Retail Benelux
Non performing Loans [line items]
Financial assets		121	107
Utilities
Non performing Loans [line items]
Financial assets	348	348	401
Utilities | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		6	7
Utilities | Wholesale Banking
Non performing Loans [line items]
Financial assets		331	387
Utilities | Retail Benelux
Non performing Loans [line items]
Financial assets		12	7
Chemicals, Health & Pharmaceuticals
Non performing Loans [line items]
Financial assets	233	233	310
Chemicals, Health & Pharmaceuticals | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		35	20
Chemicals, Health & Pharmaceuticals | Wholesale Banking
Non performing Loans [line items]
Financial assets		101	175
Chemicals, Health & Pharmaceuticals | Retail Benelux
Non performing Loans [line items]
Financial assets		97	115
Telecom
Non performing Loans [line items]
Financial assets	390	390	303
Telecom | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		3	3
Telecom | Wholesale Banking
Non performing Loans [line items]
Financial assets		378	288
Telecom | Retail Benelux
Non performing Loans [line items]
Financial assets		9	12
Other
Non performing Loans [line items]
Financial assets	€ 748	748	753
Other | Retail Challengers & Growth Markets
Non performing Loans [line items]
Financial assets		66	52
Other | Wholesale Banking
Non performing Loans [line items]
Financial assets		412	440
Other | Retail Benelux
Non performing Loans [line items]
Financial assets		€ 270	€ 260